Commitments (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Less accumulated amortization	$ (454,471)	$ (270,808)
Capital lease assets, net	485,461	379,161
Laboratory and Manufacturing Equipment [Member]
Loss Contingencies [Line Items]
Capital leased assets gross	850,792	560,829
Office Furniture and Equipment [Member]
Loss Contingencies [Line Items]
Capital leased assets gross	64,790	64,790
Computers and Network Equipment [Member]
Loss Contingencies [Line Items]
Capital leased assets gross	$ 24,350	$ 24,350